Related party transactions - Receivables (payables) with Seadrill Partners (Details) - Seadrill Partners LLC - Equity Method Investee - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	May 31, 2013
Rig Financing Agreements
Related Party Transaction [Line Items]
Receivables (payables)	[1]	$ 25.0	$ 160.0
Vendor Financing Loan
Related Party Transaction [Line Items]
Receivables (payables)	[2]	0.0	0.0
Loans receivable, related parties				$ 109.5
Deferred Consideration Receivable, Disposals
Related Party Transaction [Line Items]
Receivables (payables)	[3]	52.0	61.0
Other Receivables
Related Party Transaction [Line Items]
Receivables (payables)	[4]	157.0	189.0
Other Payables
Related Party Transaction [Line Items]
Receivables (payables)	[4]	$ (24.0)	$ (80.0)

[1]	Rig Financing Agreements West Vencedor Facility - In June 2014 we repaid the underlying $1,200 million senior secured loan relating to the West Vencedor, and as a result the West Vencedor Loan Agreement between us and Seadrill Partners was amended to carry on the existing loan on the same terms. The West Vencedor Loan Agreement between us and Seadrill Partners was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $70 million. On April 14, 2015 the Loan Agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor Loan Agreement bears a margin of 2.25%, a guarantee fee of 1.4% and a balloon payment of $21 million due at maturity in June 2018. The total amount owed by Seadrill Partners to Seadrill under the remaining West Vencedor Loan agreement as at December 31, 2017 was $25 million (December 31, 2016: $41 million).T-15 / T-16 Facility - The total amounts owed under the Rig Financing Agreement relating to the T-15 and T-16 were amended in August 2017 so that the facility is held in Seadrill Partners therefore removing the back to back agreement with Seadrill. As a result, the total amount outstanding at at December 31, 2017 was nil (December 31, 2016: $119 million). West Vela facility - Under the terms of the $1,450 million secured credit facility agreement, certain subsidiaries of Seadrill and Seadrill Partners relating to the West Vela and West Tellus, were jointly and severally liable for their own debt and obligations under the facility and the debt and obligations of other borrowers who are also party to such agreement. In August 2017, Seadrill Partners completed amendments to the facility to insulate itself from events of default related to our potential use of Chapter 11 proceedings to implement our restructuring plan. The amendments remove Seadrill as a guarantor for this facility. West Polaris facility - In June 2015, we completed the sale of the entities that own and operate the West Polaris to Seadrill Partners. One of the entities sold was the sole borrower under $420 million senior secured credit facility. Refer to Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information. Prior to August 2017, we acted as a guarantor under the facility. In August 2017, Seadrill Partners completed amendments to the facility to insulate itself from events of default related to our potential use of Chapter 11 proceedings to implement our restructuring plan. The amendments remove Seadrill as a guarantor for this facility.
[2]	$109.5 million Vendor financing loanIn May 2013, Seadrill Partners borrowed $109.5 million from Seadrill as vendor financing to fund the acquisition of the T-15. The loan bore interest at a rate of LIBOR plus a margin of 5% and matured in May 2016.
[3]	Deferred consideration receivableOn the disposal of the West Vela and West Polaris to Seadrill Partners, we recognized deferred consideration receivables. Refer to the sections below for more information.West Polaris DisposalOn June 19, 2015, we sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by us. The entities continue to be related parties subsequent to the sale. In August 2017, Seadrill Partners completed amendments to the facility to insulate itself from events of default related to our potential use of Chapter 11 proceedings to implement our restructuring plan. The amendments remove Seadrill as a guarantor for this facility. Refer to Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.
[4]	Receivables and PayablesReceivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.West Sirius bareboat charter financing loanIn December 2015, an operating subsidiary of Seadrill Partners borrowed from a subsidiary of Seadrill $143 million in order to provide sufficient immediate liquidity to meet the terms of its bareboat charter termination payment in connection with the West Sirius contract termination. The loan bears interest at a rate of LIBOR plus 0.56% and matured in July 2017. The loan was repaid in full during the year ended December 31, 2017 (December 31, 2016 outstanding balance: $39 million). Concurrently, Seadrill borrowed $143 million from a rig owning subsidiary of Seadrill Partners in order to restore its liquidity with respect to the West Sirius bareboat charter financing loan referred to above. The loan bears interest at a rate of LIBOR plus 0.56% and matures in July 2017. The loan was repaid in full during the year ended December 31, 2017 (December 31, 2016: $39 million). Each of the loan parties understand and agree that the loan agreements act in parallel with each other. These transactions have been classified within current and non-current portions of "Amount due from related parties", "Amounts due to related parties" and "Long-term debt due to related parties".West Sirius Spare parts agreementDuring the year ended December 31, 2015, a subsidiary of Seadrill entered into an agreement with Seadrill Partners to store spare parts of Seadrill Partners’ West Sirius rig while it is stacked. We are responsible at our own cost for the moving and storing of the spare parts during the stacking period. We may use the spare parts of the West Sirius during the stacking period, but must replace them as required by Seadrill Partners at its own cost. GuaranteesSeadrill provides certain guarantees on behalf of Seadrill Partners.•Guarantees in favor of customers, which guarantee the performance of the Seadrill Partners drilling units, totaled $165 million as at December 31, 2017 (2016: $185 million); •Guarantees in favor of banks provided on behalf of Seadrill Partners totaled nil as at December 31, 2017 after Seadrill Partners insulated itself from us in August 2017 (2016: $621 million); and •Guarantees in favor of suppliers provided on behalf of Seadrill Partners, relating to custom guarantees in Nigeria, totaled $0.6 million (2016: $0.4 million).